CONSOLIDATED BALANCE SHEET (Parenthetical) - $ / shares	May 20, 2020	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020
LIABILITIES AND STOCKHOLDERS' EQUITY
Common stock, par value (in dollars per share)		$ 0.0001
Common stock subject to possible redemption price per share (in dollars per share)		10.00
Stockholders' Equity
Preferred stock, par value (in dollars per share)		$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in shares)		1,000,000	1,000,000	1,000,000
Preferred stock, shares issued (in shares)		0	0	0
Preferred stock, shares outstanding (in shares)		0	0	0
Class A Common Stock
LIABILITIES AND STOCKHOLDERS' EQUITY
Common stock, par value (in dollars per share)		$ 0.0001	$ 0.0001	$ 0.0001
Common stock, subject to possible redemption (in shares)		25,625,283	37,538,827	38,356,358
Common stock subject to possible redemption price per share (in dollars per share)		$ 10.00	$ 10.00	$ 10.00
Stockholders' Equity
Common stock, par value (in dollars per share)		$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)		200,000,000	200,000,000	200,000,000
Common stock, shares issued (in shares)		15,774,717	3,861,173	3,043,642
Common stock, shares outstanding (in shares)		15,774,717	3,861,173	3,043,642
Class B Common Stock
Stockholders' Equity
Common stock, par value (in dollars per share)		$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)		20,000,000	20,000,000	20,000,000
Common stock, shares issued (in shares)		10,350,000	10,350,000	10,350,000
Common stock, shares outstanding (in shares)		10,350,000	10,350,000	10,350,000
Class B Common Stock | Founder Shares [Member]
Stockholders' Equity
Common stock, shares outstanding (in shares)	10,350,000
Stock dividend issued (in shares)	1,725,000
Shares issued (in shares)	10,350,000